                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

MUNICIPAL TRUST
SYMBOL: VKQ
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (9/27/91)             6.47%         6.73%

10-year                               4.95          6.13

5-year                                3.22          5.98

1-year                               -7.15         -2.57

6-month                              -4.86          9.75
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time, absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

------------------------------------------------------------------------
                                                LEHMAN BROTHERS
      BASED ON NAV   BASED ON MARKET PRICE   MUNICIPAL BOND INDEX

         -4.86%              9.75%                   1.47%
------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the municipal market rebounded in the last two months of the reporting period and outperformed Treasuries, it was an extremely difficult period overall, particularly for higher-yielding, lower-rated bonds as the flight to quality put considerable pressure on prices. The Trust maintained an allocation to non-rated bonds throughout the reporting period whereas the Lehman Brother Municipal Bond Index contains only investment-grade issues. As such, the Trust's overweight to non-rated, higher-yielding securities was a contributor to its relative underperformance. Holdings in BBB- rated bonds, particularly within the health care and tobacco sectors, also tempered returns.

The Trust's yield curve positioning also hindered performance, as it was overweighted on the long end of the municipal yield curve, which underperformed the shorter end of the curve. The negative impact was amplified by holdings in longer-maturity inverse floating-rate securities*, which are highly sensitive to interest rate changes. However, these securities did serve to enhance the Trust's income and diversification during the period. Additionally, the emphasis on the long end of the curve led to a longer duration (a measure of interest-rate sensitivity) for the Trust, which we reduced somewhat through the use of a Treasury futures hedge. However, the Trust still maintained a slightly longer duration than that of the Lehman Brothers Municipal Bond Index, which detracted from performance as rates on the intermediate and long end of the curve rose. At the same time, the Treasury market rally hurt the performance of the hedge.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

Conversely, an overweight to pre-refunded bonds was additive to performance. These are high-quality, shorter-maturity issues which benefited as short-term rates declined during the period. The Trust's holdings in higher-yielding municipal auction rate securities (ARS) with low durations were also beneficial to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/08
AAA/Aaa                                                          45.0%
AA/Aa                                                            17.1
A/A                                                               9.9
BBB/Baa                                                          16.0
BB/Ba                                                             0.8
B/B                                                               0.4
Non-Rated                                                        10.8

TOP FIVE SECTORS AS OF 4/30/08
Hospital                                                         24.4%
General Purpose                                                   7.7
Single-Family                                                     7.1
Master Tobacco Settlement                                         6.0
Water & Sewer                                                     5.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
California                                                       12.5%
Florida                                                          10.1
Illinois                                                          9.6
Texas                                                             8.6
New York                                                          7.5
New Jersey                                                        5.0
Ohio                                                              3.8
South Carolina                                                    3.1
Colorado                                                          2.6
Alabama                                                           2.4
North Carolina                                                    2.2
Massachusetts                                                     2.0
Virginia                                                          1.9
Missouri                                                          1.9
Washington                                                        1.8
Wisconsin                                                         1.8
Nevada                                                            1.7
Arizona                                                           1.7
Connecticut                                                       1.7
Michigan                                                          1.7
Pennsylvania                                                      1.7
Louisiana                                                         1.6
Iowa                                                              1.5
Indiana                                                           1.3
Tennessee                                                         1.3
District of Columbia                                              1.2
Maryland                                                          1.1
Kentucky                                                          0.9
Georgia                                                           0.8
New Hampshire                                                     0.6
Minnesota                                                         0.6
Guam                                                              0.6
Kansas                                                            0.5
Oklahoma                                                          0.5
Alaska                                                            0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
(continued from previous page)
West Virginia                                                     0.3
South Dakota                                                      0.3
North Dakota                                                      0.3
Nebraska                                                          0.2
Arkansas                                                          0.2
New Mexico                                                        0.1
Wyoming                                                           0.1
Idaho                                                             0.1
Vermont                                                           0.1
Utah                                                              0.1
Puerto Rico                                                       0.0*
                                                                -----
Total Investments                                               100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  188.6%
            ALABAMA  4.6%
$   2,150   Bessemer, AL Governmental Util Svc Corp
            Wtr Supply Rev Rfdg Ser A (AGL Insd)
            (a).....................................     5.000%     06/01/39   $    2,147,205
    1,000   Birmingham Baptist Med Ctr AL Baptist
            Hlth Sys Ser A..........................     5.875      11/15/24        1,006,880
    3,695   Gadsden, AL Wts Ser B (AMBAC Insd)
            (b).....................................     5.250      08/01/21        3,947,812
    4,800   Hlthcare Auth Baptist Hlth AL ARS Ser B
            (AGL Insd) (c) (d)......................     5.330      11/15/37        4,800,000
    1,725   Huntsville-Redstone Vlg, AL Spl Care Fac
            Fin Auth Redstone Vlg Proj..............     5.500      01/01/43        1,440,340
    4,000   Jefferson Cnty, AL Swr Rev Cap Impt Wts
            (FGIC Insd) (Prerefunded @ 8/01/12).....     5.125      02/01/42        4,341,000
    2,255   Marshall Cnty, AL Hlthcare Ser C........     6.000      01/01/32        2,311,849
    5,200   University of AL at Birmingham Hosp Rev
            Ser A (MBIA-IBC Insd) (a) (e)...........     5.000      09/01/41        5,195,944
                                                                               --------------
                                                                                   25,191,030
                                                                               --------------
            ALASKA  0.7%
    1,000   Matanuska-Susitna Boro, AK Ctf Partn Pub
            Safety Bldg Lease (FSA Insd)............     5.750      03/01/16        1,052,010
    3,870   Northern Tob Sec Corp AK Tob Settlement
            Rev Asset Bkd Ser A.....................     5.000      06/01/46        3,023,825
                                                                               --------------
                                                                                    4,075,835
                                                                               --------------
            ARIZONA  3.2%
    1,425   Arizona Cap Fac Fin Corp Student Hsg Rev
            AZ St Univ Proj.........................     6.250      09/01/32        1,433,992
    1,000   Arizona Hlth Fac Auth Hosp Sys Rev John
            C Lincoln Hlth Network (Prerefunded @
            12/01/12)...............................     6.375      12/01/37        1,148,810
    1,650   Glendale, AZ Indl Dev Auth Rfdg.........     5.000      12/01/35        1,473,483
    2,000   Goodyear, AZ McDowell Rd Coml Corridor
            Impt Dist Impt (AMBAC Insd).............     5.250      01/01/32        2,037,500
    2,300   Pima Cnty, AZ Indl Dev Auth Wtr &
            Wastewtr Rev Global Wtr Resh LLC Proj
            (AMT)...................................     6.550      12/01/37        2,142,381
    1,000   Salt Verde Fin Corp Gas Rev A Sr........     5.250      12/01/22          989,910
    9,750   University of AZ Med Ctr Corp...........     5.000      07/01/35        8,713,282
                                                                               --------------
                                                                                   17,939,358
                                                                               --------------
            ARKANSAS  0.4%
    2,310   Arkansas St Dev Fin Auth Rev St Agy Fac
            Donaghey Plaza Proj (FSA Insd)..........     5.000      06/01/34        2,353,567
                                                                               --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA  23.9%
$     650   Aliso Viejo, CA Cmnty Fac Dist Spl Tax
            No 2005-01 Glenwood at Aliso............     6.000%     09/01/38   $      639,945
    4,000   Anaheim, CA Pub Fin Auth Lease Rev Cap
            Apprec Sub Pub Impt Proj Ser C (FSA
            Insd)...................................       *        09/01/20        2,190,880
    5,000   Anaheim, CA Pub Fin Auth Rev Elec Sys
            Dist Fac Ser A (FSA Insd)...............     5.000      10/01/31        5,075,000
    2,100   Bay Area Govt Assn CA Rev Tax Alloc CA
            Redev Pool Ser A (XLCA Insd)............     5.250      09/01/35        2,093,805
    1,875   California Cnty, CA Tob Sec Agy Tob
            Asset Bkd Merced Cnty Rfdg Ser A........     5.250      06/01/45        1,554,675
      350   California Hlth Fac Fin Auth Rev Casa De
            Las Ser A (MBIA-IBC Insd) (Prerefunded @
            8/01/08) (b)............................     5.250      08/01/17          352,772
    3,000   California Hsg Fin Agy Rev Home Mtg Ser
            G (AMT) (e).............................     4.950      08/01/23        2,903,670
    2,000   California Hsg Fin Agy Rev Home Mtg Ser
            G (AMT) (e).............................     5.050      02/01/29        1,935,780
    6,000   California Hsg Fin Agy Rev Home Mtg Ser
            I (AMT) (e).............................     4.800      08/01/36        5,416,710
    1,350   California Hsg Fin Agy Rev Home Mtg Ser
            M (AMT).................................     4.700      08/01/36        1,195,925
    3,100   California Infrastructure & Econ Dev Bk
            Rev San Francisco Ballet Assn (FGIC
            Insd) (c) (d)...........................     8.000      07/01/36        3,100,000
    1,000   California Pollutn Ctl Fin Auth Solid
            Waste Disp Rev Waste Mgmt Inc Proj Ser B
            (AMT)...................................     5.000      07/01/27          846,550
      510   California St (AMBAC Insd)..............     5.125      10/01/27          512,672
      775   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................     5.000      12/01/24          820,942
      975   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................     5.000      12/01/25        1,028,703
      975   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................     5.000      12/01/26        1,024,637
      575   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................     5.000      12/01/27          601,881
      975   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................     5.000      12/01/28        1,016,545
    1,995   California St Pub Wks Brd UCLA
            Replacement Hosp Ser A (FSA Insd).......     5.375      10/01/20        2,131,278
    5,000   California St Univ Rev Sys wide Ser A
            (AMBAC Insd)............................     5.000      11/01/23        5,109,050
    7,565   California St Veterans Ser CD (AMT)
            (e).....................................     4.600      12/01/32        7,355,388

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   2,650   California Statewide Cmnty Dev Auth Ctf
            Partn (Prerefunded @ 11/01/09) (Acquired
            11/23/99, Cost $2,650,000) (f)..........     7.250%     11/01/29   $    2,886,035
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.........     5.250      07/01/30          925,920
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.........     5.250      07/01/35          904,940
    1,000   California Statewide Cmnty Dev Auth Rev
            Front Porch Cmnty & Svc Ser A (g).......     5.125      04/01/37          895,580
    1,800   California Statewide Cmnty Dev Auth Rev
            Hlth Fac Adventist Hlth Ser A...........     5.000      03/01/30        1,728,252
    2,500   California Statewide Cmnty Dev Auth Rev
            Hlth Fac Adventist Hlth Ser A...........     5.000      03/01/35        2,355,575
    5,100   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser A (e).............     5.000      04/01/31        4,977,498
    1,930   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B.................     5.000      03/01/41        1,854,711
    3,300   California Statewide Cmnty Dev Auth Rev
            Museum of Art Proj Ser C (FGIC Insd) (c)
            (d).....................................    10.000      12/01/34        3,300,000
    3,805   California Statewide Cmnty Dev Auth Rev
            Sutter Hlth Ser A.......................     5.000      11/15/43        3,706,831
    3,500   Capistrano, CA Uni Sch Dist (FGIC
            Insd)...................................     5.000      09/01/29        3,454,570
      450   Daly City, CA Hsg Dev Fin Agy Mobile
            Home Pk Rev Third Tier Franciscan Rfdg
            Ser C...................................     6.500      12/15/47          404,838
   27,810   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Rfdg.....................       *        01/15/33        6,173,820
   18,000   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Rfdg (MBIA-IBC Insd)
            (b).....................................       *        01/15/25        6,611,580
    6,000   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Sr Lien Ser A (h)........       *        01/01/18        4,021,860
      225   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Sr Lien Ser A
            (Prerefunded @ 1/01/10).................     7.150      01/01/13          246,087
    3,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Asset Bkd Sr Ser A-1 (e)............     5.750      06/01/47        2,714,134
    1,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Asset Bkd Sr Ser A-1................     5.750      06/01/47          897,890
    5,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A......................     5.000      06/01/45        4,718,850
    5,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A (FGIC Insd)..........     5.000      06/01/35        4,813,200
    1,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A-1.............................     5.125      6/01/47           809,310

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,000   Hesperia, CA Pub Fin Auth Rev Redev &
            Hsg Proj Ser A (XLCA Insd)..............     5.000%     09/01/37   $      938,580
    2,635   Imperial Irr Dist CA Ctf Partn Elec Sys
            Proj (FSA Insd).........................     5.250      11/01/23        2,757,817
      400   Morongo Band of Mission Indians CA
            Enterprise Rev Indians Enterprise Casino
            Ser B (g)...............................     5.500      03/01/18          402,472
    2,350   Quechan Indian Tribe Ft Yuma Indian
            Reservation CA & Govt Proj..............     7.000      12/01/27        2,319,756
    1,600   Rancho Mirage, CA Jt Pwr Fin Auth Rev
            Eisenhower Med Ctr Ser A................     5.000      07/01/47        1,484,096
    1,375   San Bernadino, CA Jt Pwr Fin Auth Alloc
            Rev Cent City Merged Proj Rfdg Ser A
            (AMBAC Insd) (b)........................     5.750      07/01/20        1,554,616
    1,000   San Joaquin Hills, CA Trans Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A
            (MBIA Insd).............................       *        01/15/27          335,730
    1,000   San Joaquin Hills, CA Trans Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A
            (MBIA Insd).............................       *        01/15/28          314,290
    1,000   Southern CA Pub Pwr Auth Nat Gas Proj
            Rev No 1 Ser A..........................     5.250      11/01/22        1,011,150
    4,290   Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Ser A-1........     5.375      06/01/38        3,721,232
    3,050   Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Ser A-1........     5.500      06/01/45        2,635,657
    3,200   Tobacco Sec Auth Southn CA Tob
            Settlement Sr Ser A-1...................     5.000      06/01/37        2,659,264
    8,350   Tobacco Sec Auth Southn CA Tob
            Settlement Sr Ser A-1...................     5.125      06/01/46        6,767,258
                                                                               --------------
                                                                                  132,210,207
                                                                               --------------
            COLORADO  5.0%
      425   Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers of Amer
            Care Ser A..............................     5.300      07/01/37          349,839
    4,500   Colorado Hlth Fac Auth Rev Adventist
            Hlth Sunbelt Rfdg Ser D (e).............     5.250      11/15/27        4,499,393
    1,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Initiatives Ser A (h)...................     5.500      03/01/32        1,059,000
    2,650   Colorado Hlth Fac Auth Rev Catholic Hlth
            Ser C-3 (FSA Insd) (a)..................     5.100      10/01/41        2,662,375
    4,875   Colorado Hlth Fac Auth Rev Catholic Hlth
            Ser C-5 (FSA Insd) (a)..................     5.000      09/01/36        4,897,864
    2,250   Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmnty Inc....................     5.000      12/01/35        1,877,130

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   1,000   Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Ser A..........................     5.250%     06/01/34   $      950,930
    3,700   Colorado Hlth Fac Auth Rev Hlth Fac
            Evangelical Lutheran....................     5.000      06/01/35        3,382,614
    1,125   Colorado Hlth Fac Auth Rev Hosp
            Portercare Adventist Hlth (Prerefunded @
            11/15/11)...............................     6.500      11/15/31        1,274,602
    1,000   Colorado Hlth Fac Auth Rev Poudre Vly Co
            Hlth Fac Auth Hosp Ser A (FSA Insd).....     5.200      03/01/31        1,019,290
      100   Jefferson Cnty, CO Residential Mtg Rev
            (b) (h).................................     9.000      09/01/12          123,461
      265   Jefferson Cnty, CO Residential Mtg Rev
            (b) (h).................................    11.500      09/01/08          273,067
      300   Jefferson Cnty, CO Residential Mtg Rev
            (b) (h).................................    11.500      09/01/09          335,523
      340   Jefferson Cnty, CO Residential Mtg Rev
            (b) (h).................................    11.500      09/01/10          406,902
      220   Jefferson Cnty, CO Residential Mtg Rev
            (b) (h).................................    11.500      09/01/11          278,900
    1,000   Montezuma Cnty, CO Hosp Dist Hlth Fac
            Enterprise Hosp Rfdg....................     5.900      10/01/37          890,820
    3,085   Platte Riv Pwr Auth CO Pwr Rev Ser EE...     5.375      06/01/16        3,325,044
                                                                               --------------
                                                                                   27,606,754
                                                                               --------------
            CONNECTICUT  3.2%
      800   Connecticut St Dev Auth Solid Waste Disp
            Fac Rev Pwr LLC Proj Ser A (AMT)........     5.750      11/01/37          783,864
    4,225   Connecticut St Hsg Fin Auth Hsg Mtg Fin
            Pg Sub Ser B-2 (AMT)....................     5.100      05/15/38        3,954,304
    2,840   Connecticut St Spl Oblig Pkg Rev Bradley
            Intl Arpt Ser A (ACA Insd) (AMT)........     6.600      07/01/24        2,795,100
      600   Mashantucket Western Pequot Tribe CT
            2006 Sub Spl Rev Bd Ser A (g)...........     5.500      09/01/36          532,218
    6,500   Mashantucket Western Pequot Tribe CT Spl
            Rev Ser B (g)...........................     5.750      09/01/18        6,513,910
    3,500   Mashantucket Western Pequot Tribe CT Spl
            Rev Ser B (g)...........................     5.750      09/01/27        3,344,495
                                                                               --------------
                                                                                   17,923,891
                                                                               --------------
            DISTRICT OF COLUMBIA  2.3%
    4,000   District Columbia Wtr & Swr Auth Pub
            Util Rev Sub Lien (FSA Insd) (e)........     5.500      10/01/41        4,263,080
      775   District Columbia Wtr & Swr Auth Pub
            Util Rev Sub Lien Rfdg Ser A (AGL
            Insd)...................................     5.000      10/01/29          794,592
    1,575   District Columbia Wtr & Swr Auth Pub
            Util Rev Sub Lien Rfdg Ser A (AGL
            Insd)...................................     5.000      10/01/34        1,605,713

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA (CONTINUED)
$   1,000   District of Columbia Hosp Rev Medlantic
            Hlthcare Group A Rfdg (MBIA Insd) (h)...     5.875%     08/15/19   $    1,007,340
    5,000   Metropolitan Washington DC Arpt Auth Sys
            Ser A (FGIC Insd) (AMT).................     5.125      10/01/26        4,903,450
                                                                               --------------
                                                                                   12,574,175
                                                                               --------------
            FLORIDA  19.3%
    1,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg..........................     5.250      11/15/17          942,620
    1,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg..........................     5.875      11/15/36          896,530
      375   Beacon Lakes, FL Cmnty Dev FL Spl Assmt
            Ser A...................................     6.000      05/01/38          320,591
      250   Beacon Lakes, FL Cmnty Dev FL Spl Assmt
            Sub Ser B...............................     6.200      05/01/38          214,172
    3,800   Brevard Cnty, FL Hlth Fac Auth Hlthcare
            Fac Rev Hlth First Inc Proj.............     5.000      04/01/34        3,573,976
    1,350   Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev Buena Vida
            Estates Inc.............................     6.750      01/01/37        1,328,819
    3,380   Brevard Cnty, FL Hlth Fac Hlth First Inc
            Proj (MBIA Insd)........................     5.125      04/01/31        3,401,294
      400   Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT)...................................     5.750      01/01/32          368,572
      460   Escambia Cnty, FL Hlth Fac Auth Rev
            (AMBAC Insd)............................     5.950      07/01/20          485,259
    5,000   Florida St Dept Trans Tpk Rev Ser A.....     5.000      07/01/29        5,099,250
    3,850   Fort Lauderdale, FL Wtr & Swr Rev.......     5.000      09/01/32        3,944,133
    1,895   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)
            (b).....................................     5.625      12/01/20        1,965,854
    5,000   Highlands Cnty, FL Health Fac Auth Rev
            ARS Hosp Adventist Hlth Ser F (FSA Insd)
            (c) (d).................................     4.250      11/15/35        5,000,000
    1,000   Highlands Cnty, FL Hlth Fac Auth Rev
            Hosp Adventist Hlth Ser D (Prerefunded @
            11/15/13)...............................     5.375      11/15/35        1,109,530
      865   Highlands, FL Cmnty Dev Dist Spl
            Assmt...................................     5.550      05/01/36          681,646
      975   Hillsborough Cnty, FL Aviation Auth Rev
            Ser A (AGL Insd) (AMT) (a)..............     5.375      10/01/33          975,341
    2,175   Hillsborough Cnty, FL Aviation Auth Rev
            Ser A (AGL Insd) (AMT) (a)..............     5.500      10/01/38        2,195,510
    2,310   Hillsborough Cnty, FL Indl Dev Auth Indl
            Dev Rev Hlth Fac Proj Univ Cmnty Hosp
            Ser A...................................     5.500      08/15/14        2,337,512
      800   Hillsborough Cnty, FL Indl Dev Auth
            Pollutn Ctl Rev Hillsborough Cnty Rfdg
            (AMBAC Insd)............................     5.000      12/01/34          811,056

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$     800   Hillsborough Cnty, FL Indl Dev Auth
            Pollutn Ctl Rev Tampa Elec Ser B........     5.150%     09/01/25   $      812,424
    3,000   Hillsborough Cnty, FL Solid Waste & Res
            Recovery Rev Ser A (AMT)................     4.500      09/01/34        2,697,660
    8,000   Jea, FL Elec Sys Rev Ser 3B (CIFG Insd)
            (c) (d).................................     8.000      10/01/37        8,000,000
      265   Lakeland, FL Hosp Sys Rev Lakeland Regl
            Hlth Sys (Prerefunded @ 11/15/12).......     5.500      11/15/32          292,804
    5,000   Lakeland, FL Hosp Sys Rev Lakeland Regl
            Hlth Sys Rfdg (e).......................     5.000      11/15/26        4,905,200
    5,000   Lakeland, FL Hosp Sys Rev Lakeland Regl
            Hlth Sys Rfdg (e).......................     5.000      11/15/32        4,710,325
      675   Main Str Cmnty Dev Dist FL Cap Impt Rev
            Ser A...................................     6.800      05/01/38          624,557
      425   Main Str Cmnty Dev Dist FL Cap Impt Rev
            Ser B...................................     6.900      05/01/17          410,537
    1,515   Miami Beach, FL Stormwtr Rev (FGIC
            Insd)...................................     5.250      09/01/25        1,545,042
    2,000   Miami-Dade Cnty, FL Aviation Rev Miami
            Intl Arpt (FGIC Insd) (AMT).............     5.375      10/01/25        1,994,300
    2,700   Miami-Dade Cnty, FL Aviation Rev Miami
            Intl Arpt (FGIC Insd) (AMT).............     5.375      10/01/32        2,700,405
    5,000   Miami-Dade Cnty, FL Aviation Ser A (FSA
            Insd) (AMT).............................     5.125      10/01/35        4,818,050
    3,600   Miami-Dade Cnty, FL Hlth Fac Auth Hosp
            Rev Miami Childrens Hosp Proj B3 (MBIA
            Insd) (c) (d)...........................     6.000      08/01/34        3,600,000
    4,000   Miami-Dade Cnty, FL Hlth Fac Auth Hosp
            Rev Miami Childrens Hosp Proj B4 (MBIA
            Insd) (c) (d)...........................     6.620      08/01/42        4,000,000
      645   Midtown Miami, FL Cmnty Dev FL Spl Assmt
            Rev Ser A...............................     6.000      05/01/24          598,992
    3,300   North Broward, FL Hosp Dist Rev Rfdg Ser
            B (CIFG Insd) (c) (d)...................     7.750      01/15/31        3,300,000
      700   Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Tower..............     5.500      07/01/32          603,407
      930   Orange Cnty, FL Hlth Fac Auth Rev
            Hlthcare Orlando Lutheran Rfdg..........     5.375      07/01/20          851,638
    4,300   Orange Cnty, FL Tourist Dev Tax Rev
            (AMBAC Insd) (Prerefunded @ 10/01/09)...     5.500      10/01/31        4,495,607
    4,320   Orange Cnty, FL Tourist Dev Tax Rev
            (AMBAC Insd) (Prerefunded @ 10/01/09)...     5.625      10/01/14        4,524,034
      570   Overoaks, FL Cmnty Dev Dist Cap Impt Rev
            Ser A...................................     6.125      05/01/35          497,251
    1,100   Palm Beach Cnty, FL Hlth Fac Auth Rev
            Wtrford Proj............................     5.875      11/15/37        1,036,926

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,400   Port Saint Lucie, FL Spl Assmt Rev
            Southwest Annexation Dist Ser 1-B (MBIA
            Insd)...................................     5.000%     07/01/33   $    1,417,374
    3,250   Putnam Cnty, FL Dev Auth Pollutn Ctl Rev
            Rfdg Seminole Proj A (AMBAC Insd) (a)...     5.350      03/15/42        3,262,968
      595   Reunion East Cmnty Dev Dist FL Spl
            Assmt...................................     5.800      05/01/36          493,112
      400   Seminole Tribe, FL Spl Oblig Rev Ser A
            (g).....................................     5.250      10/01/27          365,200
      500   Seminole Tribe, FL Spl Oblig Rev Ser A
            (g).....................................     5.750      10/01/22          492,520
      935   Seven Oaks, FL Cmnty Dev Dist II Spl
            Assmt Rev Ser A.........................     5.875      05/01/35          781,192
    1,900   South Vlg Cmnty Dev Dist FL Cap Impt Rev
            Ser A...................................     5.700      05/01/35        1,605,196
      800   Sterling Hill Cmnty Dev Dist FL Cap Impt
            Rev Ser A...............................     6.200      05/01/35          804,568
    1,060   Tallahassee, FL Lease Rev FL St Univ
            Proj Ser A (MBIA Insd) (b)..............     5.500      08/01/18        1,110,880
      200   Tolomato Cmnty, FL Dev Dist Spl Assmt...     6.550      05/01/27          196,486
    2,075   Tolomato Cmnty, FL Dev Dist Spl Assmt...     6.650      05/01/40        2,030,637
    1,000   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac
            Embry Riddle Aero Ser A.................     5.750      10/15/29          999,360
      500   World Comm Cmnty Dev Dist FL Spl
            Assmt...................................     5.500      05/01/38          400,540
                                                                               --------------
                                                                                  106,630,857
                                                                               --------------
            GEORGIA  1.5%
    3,500   Atlanta, GA Arpt Passenger Fac Charge
            Rev Gen Sub Lien Ser C (FSA Insd) (e)...     5.000      01/01/33        3,555,458
    2,000   Atlanta, GA Arpt Passenger Fac Charge
            Rev Gen Sub Lien Ser C (FSA Insd).......     5.000      01/01/33        2,031,680
    1,000   Augusta, GA Gen Arpt Rev Passenger Ser B
            (AMT)...................................     5.350      01/01/28          900,920
    2,000   Royston, GA Hosp Auth Hosp Rev Ctf
            Hlthcare Sys Inc Rfdg...................     6.500      07/01/27        2,001,180
                                                                               --------------
                                                                                    8,489,238
                                                                               --------------
            IDAHO  0.2%
      895   Idaho Hlth Fac Auth Rev Vly Vista Care
            Corp Rfdg...............................     6.125      11/15/27          840,271
                                                                               --------------

            ILLINOIS  16.5%
    1,000   Bartlett, IL Tax Increment Rev Quarry
            Redev Proj Rfdg.........................     5.600      01/01/23          962,660
    2,000   Bolingbrook, IL Sales Tax Rev
            Bolingbrook (i).........................  0.000/6.250   01/01/24        1,970,760
    7,775   Chicago, IL Brd Ed Rfdg Ser C (FSA
            Insd)...................................     5.000      12/01/27        8,072,005

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$     750   Chicago, IL Increment Alloc Rev
            Diversey/ Narragansett Proj.............     7.460%     02/15/26   $      763,575
    4,000   Chicago, IL Neighborhoods Alive 21 Pgm
            Ser A (FGIC Insd) (Prerefunded @
            7/01/10)................................     5.750      01/01/40        4,319,000
    5,000   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Rfdg Ser A (MBIA Insd)
            (AMT)...................................     5.375      01/01/32        4,950,050
    3,500   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Rfdg Ser C-2 (FSA Insd)
            (AMT)...................................     5.250      01/01/30        3,446,310
    3,500   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Ser A (MBIA Insd) (e)...     5.250      01/01/24        3,571,554
   11,500   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Ser A (MBIA Insd) (e)...     5.250      01/01/25       11,735,104
    4,000   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (FSA Insd) (e)..........................     5.000      01/01/33        4,092,139
      485   Chicago, IL Pk Dist Ser C (FGIC Insd)...     5.500      01/01/19          507,970
      465   Chicago, IL Proj Rfdg Ser C (FGIC
            Insd)...................................     5.500      01/01/40          477,402
       80   Cook Cnty, IL Sch Dist No 107 (h).......     7.000      12/01/10           88,954
      545   Cook Cnty, IL Sch Dist No 107...........     7.000      12/01/10          603,010
      200   Cook Cnty, IL Sch Dist No 107 (b) (h)...     7.150      12/01/08          205,930
      310   Cook Cnty, IL Sch Dist No 107 (b).......     7.150      12/01/08          318,894
      120   Cook Cnty, IL Sch Dist No 107 (b) (h)...     7.200      12/01/09          129,202
      455   Cook Cnty, IL Sch Dist No 107 (b).......     7.200      12/01/09          487,692
      984   Cortland, IL Spl Tax Rev Sheaffer Sys
            Proj (Acquired 05/02/06, Cost $990,000)
            (f).....................................     5.500      03/01/17          930,608
    1,000   Deerfield, IL Ed Fac Chicagoland Jewish
            High Sch Proj...........................     6.000      05/01/41          951,220
    1,000   Gilberts, IL Spl Svc Area No 19 Spl Tax
            The Conservancy Proj Ser 1..............     5.375      03/01/16          752,020
    4,500   Hoffman Estates, IL (e).................     5.000      12/01/38        4,592,587
    2,725   Illinois Dev Fin Auth Rev Cmnty Rehab
            Providers Fac Ser A.....................     7.375      07/01/25        2,893,432
    1,565   Illinois Ed Fac Auth Rev DePaul Univ
            (AMBAC Insd) (Prerefunded @ 10/01/10)...     5.625      10/01/15        1,693,643
      350   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................     5.750      05/15/31          306,604
    1,000   Illinois Fin Auth Rev IL Fin Auth
            Roosevelt Univ..........................     5.500      04/01/37          956,770
    1,500   Illinois Fin Auth Rev IL Inst of
            Technology Ser A........................     5.000      04/01/31        1,395,510
    3,000   Illinois Fin Auth Rev Kewanee Hosp
            Proj....................................     5.100      08/15/31        2,444,010
    1,000   Illinois Fin Auth Rev Landing at
            Plymouth Pl Proj Ser A..................     6.000      05/15/25          946,440
    1,350   Illinois Fin Auth Rev Landing at
            Plymouth Pl Proj Ser A..................     6.000      05/15/37        1,222,560
    2,500   Illinois Fin Auth Rev Northwestern Mem
            Hosp Ser A (Prerefunded @ 8/15/14)......     5.500      08/15/43        2,820,350

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   3,500   Illinois Fin Auth Rev Osf Hlthcare Sys
            Ser A...................................     5.750%     11/15/37   $    3,470,390
    2,500   Illinois Fin Auth Rev Sherman Hlth Sys
            2007 Ser A..............................     5.500      08/01/37        2,344,700
    1,360   Illinois Hlth Fac Auth Rev Evangelical
            Hosp Rfdg Ser C (FSA Insd) (b)..........     6.750      04/15/12        1,488,234
    3,000   Illinois St Ser 1 (FSA Insd)............     5.250      12/01/21        3,191,130
      250   Lake Cnty, IL Cmnty Unit Sch Dist No 116
            Round Lake (Radian Insd) (h)............     7.600      02/01/14          306,595
    2,675   Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev McCormick Pl Expn
            Ser A (MBIA Insd).......................     5.250      06/15/42        2,736,391
      170   Pingree Grove Vlg, IL Spl Svc Area No 1
            Spl Tax Cambridge Lakes Proj Ser 05.....     5.250      03/01/15          165,004
    2,500   Schaumburg, IL Ser B (FGIC Insd)........     5.000      12/01/41        2,534,900
    1,000   University IL Univ Rev Auxiliary Fac Sys
            (MBIA Insd).............................     4.500      04/01/36          964,520
      848   Volo Vlg, IL Spl Svc Area No 3 Spl Tax
            Symphony Meadows Proj Ser 1.............     6.000      03/01/36          761,233
      675   Will Cnty, IL Cmnty Sch Dist No 161
            Summit Hill Cap Apprec (FGIC Insd) (b)
            (h).....................................       *        01/01/16          499,304
    1,335   Will Cnty, IL Cmnty Sch Dist No 161
            Summit Hill Cap Apprec (FGIC Insd)
            (b).....................................       *        01/01/16          934,860
      425   Will Cnty, IL Cmnty Sch Dist No 161
            Summit Hill Cap Apprec (FGIC Insd) (b)
            (h).....................................       *        01/01/19          268,524
      990   Will Cnty, IL Cmnty Sch Dist No 161
            Summit Hill Cap Apprec (FGIC Insd)
            (b).....................................       *        01/01/19          576,665
      525   Will-Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT).................     7.000      12/01/42          513,266
      991   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2004-107 Raintree Vlg IL Proj....     6.250      03/01/35          932,749
      980   Yorkville, IL Utd City Spl Svc Area Tax
            No 2005-108 Autumn Creek IL Proj........     6.000      03/01/36          879,726
                                                                               --------------
                                                                                   91,176,156
                                                                               --------------
            INDIANA  2.5%
    1,000   Allen Cnty, IN Juvenile Justice Ctr
            First Mtg (AMBAC Insd)..................     5.500      01/01/18        1,064,420
    1,000   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Cmnty Fndtn Northwest IN................     5.500      03/01/37          878,590
    5,600   Indiana Hlth & Ed Fac Fin Auth Rev
            Ascension Hlth Sr Cr B-6 (e)............     5.000      11/15/36        5,524,512
    4,560   Indiana St Hsg & Cmnty Dev Auth Single
            Family Mtg Rev Mtg Ser D-1 (GNMA
            Collateralized) (AMT) (e)...............     4.625      07/01/38        3,799,931

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$   1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr &
            Lt (AMT)................................     5.950%     12/01/29   $    1,444,395
      470   Saint Joseph Cnty, IN Econ Dev Rev Ser
            A.......................................     6.000      05/15/38          421,830
      500   Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc
            (g).....................................     5.750      09/01/42          437,870
                                                                               --------------
                                                                                   13,571,548
                                                                               --------------
            IOWA  2.9%
    2,800   Iowa Fin Auth Hlthcare Fac Rev IA Hlth
            Sys Ser A-1 (FGIC Insd) (c) (d).........    10.000      02/15/35        2,800,000
    2,800   Iowa Fin Auth Hlthcare Fac Rev IA Hlth
            Sys Ser A-2 (FGIC Insd) (c) (d).........    10.000      02/15/35        2,800,000
    2,800   Iowa Fin Auth Hlthcare Fac Rev IA Hlth
            Sys Ser A-3 (FGIC Insd) (c) (d).........    10.000      02/15/35        2,800,000
      600   Jefferson Cnty, IA Hosp Rev Jefferson
            Cnty Hosp Proj Ser C....................     5.950      08/01/37          570,342
    1,300   Pottawattamie Cnty, IA Rev Christian
            Homes Inc Rfdg Ser E....................     5.750      05/15/26        1,157,923
      325   Sibley, IA Hlthcare Fac Rev Osceola
            Cmnty Hosp Proj.........................     6.000      12/01/37          297,993
    2,250   Tobacco Settlement Auth IA Tob
            Settlement Rev Asset Bkd Ser C..........     5.375      06/01/38        1,914,660
    1,800   Tobacco Settlement Auth IA Tob
            Settlement Rev Asset Bkd Ser C..........     5.500      06/01/42        1,539,108
    2,250   Tobacco Settlement Auth IA Tob
            Settlement Rev Asset Bkd Ser C..........     5.625      06/01/46        1,953,810
                                                                               --------------
                                                                                   15,833,836
                                                                               --------------
            KANSAS  1.0%
    1,400   Burlington, KS Environmental Impt Rev
            Rfdg KC Pwr LT Ser B (XLCA Insd)........     5.000      12/01/23        1,399,384
       70   Cowley Cnty, KS Uni Sch Dist No 465
            Winfield Impt & Rfdg (MBIA Insd) (b)....     5.250      10/01/22           73,979
    2,000   Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser A.......     5.000      05/15/24        1,740,740
    1,200   Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser A.......     5.000      05/15/36          975,024
      375   Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser B.......     5.125      05/15/37          309,510
      700   Olathe, KS Sr Living Fac Rev Catholic
            Care Campus Inc Ser A...................     6.000      11/15/38          632,023
      400   Overland Pk, KS Dev Corp Rev First Tier
            Overland Pk Ser A
            (Prerefunded @ 1/01/11).................     7.375      01/01/32          447,704
                                                                               --------------
                                                                                    5,578,364
                                                                               --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            KENTUCKY  1.8%
$   4,840   Kentucky Hsg Corp Hsg Rev Ser A (AMT)
            (e).....................................     4.650%     07/01/37   $    4,231,080
    5,975   Louisville & Jefferson Cnty, KY Metro
            Govt Hlth Sys Rev Norton Hlthcare Inc
            (e).....................................     5.250      10/01/36        5,799,939
                                                                               --------------
                                                                                   10,031,019
                                                                               --------------
            LOUISIANA  3.2%
      550   Colonial Pinnacle Cmnty Dev Dist Dev....     6.750      05/01/23          543,779
      997   Lakeshore Vlg Master Cmnty Dev Dist LA
            Spl Assmt...............................     5.250      07/01/17          887,480
    1,460   Louisiana Hsg Fin Agy Rev Azalea Estates
            Rfdg Ser A (GNMA Collateralized)
            (AMT)...................................     5.375      10/20/39        1,424,274
    1,675   Louisiana Loc Govt Environmental Fac Pkg
            Fac Corp Garage Proj Ser A (AMBAC Insd)
            (b).....................................     5.200      10/01/19        1,741,799
    5,000   Louisiana St Gas & Fuels Tax Rev Ser A
            (FSA Insd) (e)..........................     5.000      05/01/36        5,095,750
    6,650   Louisiana St Univ & Agric & Mechanical
            College Univ Rev Master Agreement
            (Acquired 11/30/98, Cost $6,650,257)
            (f).....................................     5.750      10/30/18        6,560,212
    1,200   Rapides Fin Auth LA Rev Cleco Pwr Proj
            (AMT)...................................     5.250      11/01/37        1,197,276
                                                                               --------------
                                                                                   17,450,570
                                                                               --------------
            MARYLAND  2.0%
      750   Gaithersburg, MD Econ Dev Rev Asbury MD
            Oblig Group A...........................     5.125      01/01/36          661,867
    1,300   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser H (AMT)...................     5.100      09/01/37        1,222,806
    1,255   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................     4.450      09/01/21        1,179,926
    1,000   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................     4.550      09/01/26          908,280
    1,350   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................     4.625      09/01/31        1,200,555
      410   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................     4.700      03/01/37          360,132
    1,000   Maryland St Econ Dev Corp Rev Sr Lien
            Chesapeake Bay Rfdg Ser A...............     5.000      12/01/31          777,760
      500   Maryland St Hlth & Higher Ed Fac Auth
            Rev King Farm Presbyterian Cmnty Ser
            A.......................................     5.250      01/01/27          430,025
    2,000   Maryland St Hlth & Higher Ed Fac Auth
            Rev Mercy Med Ctr Ser A.................     5.500      07/01/42        1,878,080

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$   1,700   Maryland St Trans Auth Arpt Baltimore/
            WA Intl Arpt Ser B (AMBAC Insd) (AMT)...     5.125%     03/01/24   $    1,682,626
      950   Prince Georges Cnty, MD Spl Oblig Natl
            Harbor Proj.............................     5.200      07/01/34          800,242
                                                                               --------------
                                                                                   11,102,299
                                                                               --------------
            MASSACHUSETTS  3.9%
    2,765   Massachusetts St Dev Fin Agy Proj Ser
            R-2 (MBIA Insd).........................     5.125      02/01/34        2,797,212
      670   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)............     6.100      09/01/18          674,509
    1,000   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)............     6.250      09/01/28        1,000,340
      500   Massachusetts St Dev Fin Agy Rev Linden
            Ponds Inc Fac Ser A.....................     5.750      11/15/35          436,690
      500   Massachusetts St Dev Fin Agy Rev Linden
            Ponds Inc Fac Ser A.....................     5.750      11/15/42          433,385
       35   Massachusetts St Hlth & Ed Fac Auth Rev
            Partn Hlthcare Sys Ser C................     5.750      07/01/32           36,454
      965   Massachusetts St Hlth & Ed Fac Auth Rev
            Partn Hlthcare Sys Ser C (Prerefunded @
            7/01/11)................................     5.750      07/01/32        1,062,494
    4,850   Massachusetts St Hlth & Ed Fac Auth Rev
            Univ MA Mem Issue Ser D.................     5.000      07/01/33        4,240,840
      500   Massachusetts St Hlth & Ed Fac Auth Rev
            Ser G (MBIA Insd).......................     5.000      07/01/13          500,820
    4,000   Massachusetts St Hsg Fin Agy Hsg Rev
            Single Family Hsg Ser 126 (AMT) (e).....     4.700      06/01/38        3,782,255
    1,000   Massachusetts St Hsg Fin Agy Hsg Ser A
            (AMT)...................................     5.100      12/01/27          971,020
    5,500   Massachusetts St Sch Bldg Auth Dedicated
            Sales Tax Rev Ser A (e).................     4.500      08/15/35        5,672,331
                                                                               --------------
                                                                                   21,608,350
                                                                               --------------
            MICHIGAN  3.2%
    3,860   Detroit, MI Ser A (XLCA Insd) (b).......     5.250      04/01/21        3,930,599
    1,000   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................     5.250      07/01/30          913,190
    1,000   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................     6.000      07/01/35          995,920
      875   Kent Hosp Fin Auth MI Rev Spectrum Hlth
            Ser A...................................     5.250      01/15/47          905,870
      400   Kent Hosp Fin Auth MI Rev Spectrum Hlth
            Ser A...................................     5.500      01/15/47          420,052
    1,450   Michigan St Hosp Fin Auth Rev Chelsea
            Cmnty Hosp Oblig........................     5.000      05/15/37        1,211,881
      155   Michigan St Hsg Dev Rental Hsg Rev Ser A
            (MBIA Insd) (AMT).......................     5.300      10/01/37          148,755

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   1,500   Michigan St Strategic Fd Detroit Edison
            Co Proj Rfdg Ser C (XLCA Insd) (AMT)....     5.450%     12/15/32   $    1,487,850
    8,230   Michigan Tob Settlement Fin Auth Tob
            Settlement Asset Sr Ser A...............     6.000      06/01/48        7,515,307
                                                                               --------------
                                                                                   17,529,424
                                                                               --------------
            MINNESOTA  1.1%
      475   Chisago, MN Hlthcare Fac Rev CDL Homes
            LLC Proj................................     6.000      08/01/42          454,067
    1,260   Glencoe, MN Hlthcare Fac Rev Glencoe
            Regl Hlth Svc Proj......................     5.000      04/01/31        1,122,786
    1,000   Inver Grove Heights, MN Presbyterian
            Homes Care Rfdg.........................     5.500      10/01/41          953,750
      200   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................     6.000      10/01/27          194,738
      575   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................     6.000      10/01/33          549,390
      175   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................     6.125      10/01/39          168,508
    1,850   Saint Paul, MN Hsg & Redev Auth Hlthcare
            Fac Rev Hlth Partners Oblig Grp Proj....     5.250      05/15/36        1,667,386
      950   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj..........................     6.000      11/15/35          945,525
                                                                               --------------
                                                                                    6,056,150
                                                                               --------------
            MISSOURI  3.7%
      160   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp
            Assoc...................................     5.625      06/01/27          156,424
      840   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12).................     5.625      06/01/27          924,076
    1,000   Carthage, MO Hosp Rev...................     5.875      04/01/30          885,790
    2,250   Carthage, MO Hosp Rev...................     6.000      04/01/38        1,980,855
    1,300   Cass Cnty, MO Hosp Rev..................     5.625      05/01/38        1,207,050
    1,400   Ellisville, MO Indl Dev Auth Rev
            Gambrill Gardens Proj Impt & Rfdg.......     6.100      06/01/20        1,353,408
    1,000   Ellisville, MO Indl Dev Auth Rev
            Gambrill Gardens Proj Impt & Rfdg.......     6.200      06/01/29          955,060
      385   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/11)...............................     7.000      10/01/21          439,578
    1,000   Joplin, MO Indl Dev Auth Indl Rev
            Christian Homes Inc Rfdg Ser F..........     5.750      05/15/31          869,760
    1,000   Kearney, MO (AMBAC Insd)................     5.500      03/01/16        1,070,090
      900   Maryland Heights, MO Tax Increment Rev
            South Heights Redev Proj Rfdg Ser A.....     5.500      09/01/18          880,857

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$   1,200   Missouri St Hlth & Ed Fac Auth Rev Sr
            Living Fac Lutheran Rfdg Ser B..........     5.125%     02/01/27   $    1,157,172
    1,000   Saint Charles, MO Ctf Partn Ser B.......     5.500      05/01/18        1,047,090
      675   Saint Louis Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Saint Andrews Res for Srs
            Ser A...................................     6.375      12/01/30          642,451
    1,500   Saint Louis Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Saint Andrews Res for Srs
            Ser A...................................     6.375      12/01/41        1,407,630
      625   Saint Louis, MO Indl Dev Auth Tax
            Increment & Cmnty Impt Dist Loughborough
            Com Redev Rfdg..........................     5.750      11/01/27          593,762
    2,475   Springfield, MO Pub Bldg Corp Leasehold
            Rev Springfield Branson Arpt Ser B
            (AMBAC Insd) (AMT) (e)..................     4.550      07/01/29        2,165,397
    3,025   Springfield, MO Pub Bldg Corp Leasehold
            Rev Springfield Branson Arpt Ser B
            (AMBAC Insd) (AMT) (e)..................     4.600      07/01/36        2,646,596
                                                                               --------------
                                                                                   20,383,046
                                                                               --------------
            NEBRASKA  0.5%
    2,620   Omaha Pub Pwr Dist NE Elec Rev Sys Ser
            A.......................................     5.000      02/01/34        2,661,658
                                                                               --------------

            NEVADA  3.3%
    4,000   Clark Cnty, NV Indl Dev Rev Southwest
            Gas Corp Proj Ser A (AMBAC Insd)
            (AMT)...................................     5.250      07/01/34        3,655,200
    5,500   Clark Cnty, NV Indl Dev Rev Southwest
            Gas Corp Proj Ser A (FGIC Insd) (AMT)...     4.750      09/01/36        4,410,340
       30   Nevada Hsg Div Single Family Mtg Mezz
            Ser D2 (AMT)............................     6.300      04/01/21           30,405
    2,645   Nevada Hsg Div Single Family Mtg Rev Ser
            A (GNMA Collateralized) (AMT)...........     5.875      04/01/38        2,692,584
      930   Reno, NV Cap Impt Rev (FGIC Insd).......     5.125      06/01/26          946,228
    1,570   Reno, NV Cap Impt Rev (FGIC Insd)
            (Prerefunded @ 6/01/12).................     5.125      06/01/26        1,699,054
    3,100   Reno, NV Hosp Rev Renown Regl Med Ctr
            Proj Ser A (e)..........................     5.250      06/01/37        2,919,642
    1,500   Reno, NV Sr Lien Retrac Reno Trans Proj
            (AMBAC Insd) (Prerefunded @ 6/01/12)....     5.125      06/01/37        1,625,100
                                                                               --------------
                                                                                   17,978,553
                                                                               --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW HAMPSHIRE  1.1%
$   4,800   New Hampshire Higher Ed & Hlth Fac Auth
            Rev Daniel Webster College Issue........     6.300%     07/01/29   $    4,478,784
    1,525   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch..........................     6.750      07/01/20        1,588,379
      250   New Hampshire Hlth & Ed Fac Hlthcare Sys
            Covenant Hlth...........................     5.500      07/01/34          240,268
                                                                               --------------
                                                                                    6,307,431
                                                                               --------------
            NEW JERSEY  9.5%
      375   Burlington Cnty, NJ Brdg Cmnty Econ Dev
            Rev The Evergreens Proj.................     5.625      01/01/38          343,129
    1,000   New Jersey Econ Dev Auth Econ Dev Rev
            Kapkowski Rd Landfill Proj Rfdg.........     5.750      04/01/31          944,100
    1,500   New Jersey Econ Dev Auth Rev Cig Tax....     5.750      06/15/29        1,471,140
    1,600   New Jersey Econ Dev Auth Rev Cig Tax....     5.750      06/15/34        1,537,248
   25,000   New Jersey Econ Dev Auth St Contract
            Econ Recovery (MBIA Insd)...............     5.900      03/15/21       28,997,250
    1,500   New Jersey Econ Dev Auth Wtr Fac
            Rev NJ Amern Wtr Co Inc Ser B (FGIC
            Insd) (AMT).............................     5.375      05/01/32        1,481,085
    2,600   New Jersey Hlthcare Fac Fin Auth Rev
            Holy Name Hosp..........................     5.000      07/01/36        2,264,262
    1,450   New Jersey Hlthcare Fac Fin Auth Rev
            Saint Peters Univ Hosp Oblig............     5.750      07/01/37        1,413,851
    3,500   New Jersey St Tpk Auth Tpk Rev Ser C
            (FSA Insd)..............................     6.500      01/01/16        4,048,765
    1,000   New Jersey St Trans Tr Fd Auth Trans Sys
            Ser A...................................     5.750      06/15/18        1,160,930
   11,000   Tobacco Settlement Fin Corp NJ Ser 1A
            (e).....................................     5.000      06/01/41        8,804,235
                                                                               --------------
                                                                                   52,465,995
                                                                               --------------
            NEW MEXICO  0.3%
    1,500   Jicarilla, NM Apache Nation Rev Adj Ser
            A (Acquired 01/23/2003, Cost $1,514,910)
            (f).....................................     5.000      09/01/18        1,552,560
                                                                               --------------

            NEW YORK  14.4%
    5,500   Metropolitan Trans Auth NY Dedicated Tax
            Fd Rfdg Ser A-1 (XLCA Insd) (c) (d).....    10.000      11/01/31        5,500,000
    3,000   Metropolitan Trans Auth NY Rev Rfdg Ser
            A (FGIC Insd)...........................     5.250      11/15/31        3,037,350
   11,250   Metropolitan Trans Auth NY Rev Ser B
            (FSA Insd) (e)..........................     4.500      11/15/36       11,482,602
    1,600   New York City Hsg Dev Corp Multi-Family
            Hsg Rev Ser E1 (AMT)....................     5.350      11/01/37        1,560,608
      400   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Proj Ser A..............     6.250      03/01/15          404,636

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   2,500   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Proj Ser B..............     6.750%     03/01/15   $    2,576,825
    1,000   New York City Liberty Dev Corp Rev
            National Sports Museum Proj Ser A
            (Acquired 08/07/06, Cost $1,000,000)
            (f).....................................     6.125      02/15/19          963,620
    8,800   New York City Muni Wtr Fin Auth Wtr &
            Swr Sys Rev Ser D.......................     5.000      06/15/38        8,947,136
    2,500   New York City Muni Wtr Fin Auth Wtr &
            Swr Sys Rev Ser D.......................     5.000      06/15/39        2,541,050
       85   New York City Ser A-1...................     5.750      08/01/12           85,218
    3,000   New York City Ser G.....................     5.000      12/01/27        3,065,700
    6,800   New York St Dorm Auth Rev City Univ Sys
            Cons Ser A..............................     5.625      07/01/16        7,538,684
      350   New York St Dorm Auth Rev Mt Sinai NYU
            Hlth....................................     5.500      07/01/26          350,014
    1,000   New York St Mtg Agy Homeowner Mtg Rev
            145 (AMT)...............................     5.125      10/01/37          951,460
    3,600   New York St Urban Dev Corp Rev St Fac &
            Equip Sub Ser A-3B (CIFG Insd) (c)
            (d).....................................     7.750      03/15/33        3,600,000
    4,775   New York, NY Ser I-1 (e)................     5.000      02/01/26        4,934,963
    2,980   Plainedge, NY Uni Free Sch Dist No. 2063
            (Acquired 7/25/97 to 12/01/00, Cost
            $2,980,000) (f).........................     6.000      06/01/12        3,013,684
    9,900   Port Auth NY & NJ Cons 144th (e)........     5.000      10/01/35       10,118,488
      600   Seneca Nation Indians Cap Impt Auth NY
            Spl Oblig Ser A (g).....................     5.000      12/01/23          533,904
    3,000   Triborough Brdg & Tunl Auth Gen Purp Ser
            A.......................................     5.000      01/01/27        3,052,050
    3,900   Triborough Brdg & Tunl Auth NY Rev Rfdg
            Ser E (MBIA Insd).......................     5.000      11/15/32        3,937,752
    1,000   Westchester Tob Asset Sec Corp NY.......     5.000      06/01/26          934,100
      500   Yonkers, NY Indl Dev Agy Civic Fac Rev
            Cmnty Dev Ppty Yonkers Inc Ser A
            (Prerefunded @ 2/01/11).................     6.625      02/01/26          552,375
                                                                               --------------
                                                                                   79,682,219
                                                                               --------------
            NORTH CAROLINA  3.6%
    3,900   North Carolina Cap Fac Fin Agy Rev Duke
            Univ Proj Ser A.........................     5.000      10/01/41        3,982,212
    6,000   North Carolina Med Care Commn Hlthcare
            Fac Rev Univ Eastn Carolina Ser A (AMBAC
            Insd) (c) (d)...........................     4.500      12/01/28        6,000,000

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NORTH CAROLINA (CONTINUED)
$   1,000   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Southminster Proj Ser
            A.......................................     5.750%     10/01/37   $      990,140
    8,300   North Carolina Muni Pwr Agy No 1 Catawba
            Elec Rev Rfdg (MBIA Insd)...............     6.000      01/01/12        9,041,107
                                                                               --------------
                                                                                   20,013,459
                                                                               --------------
            NORTH DAKOTA  0.6%
    1,500   Grand Forks, ND Sr Hsg Rev 4000 Vly
            Square Proj Rfdg........................     5.300      12/01/34        1,244,520
    2,000   Ward Cnty, ND Hlthcare Fac Rev Trinity
            Obligated Group Rfdg....................     5.125      07/01/29        1,845,620
                                                                               --------------
                                                                                    3,090,140
                                                                               --------------
            OHIO  6.9%
      300   Adams Cnty Hosp Fac Impt Rev Adams Cnty
            Hosp Proj...............................     6.250      09/01/20          270,681
    7,800   Buckeye, OH Tob Settlement Fin Auth
            Asset Bkd Sr Turbo Ser A-2..............     5.750      06/01/34        7,051,122
    2,500   Buckeye, OH Tob Settlement Fin Auth
            Asset Bkd Sr Turbo Ser A-2..............     5.875      06/01/30        2,326,250
    2,175   Cleveland-Cuyahoga Cnty, OH Dev Port
            Auth Rev Cleveland Bond Fd Ser B........     5.375      05/15/18        2,169,932
      400   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................     5.750      05/15/27          363,232
    1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton
            Inc Proj................................     7.500      01/01/30        1,073,990
    1,000   Lorain Cnty, OH Hosp Rev Catholic
            Hlthcare Ser S..........................     5.375      10/01/30        1,014,270
    3,225   Lorain Cnty, OH Hosp Rev Catholic Rfdg
            Ser C-1 (FSA Insd) (a)..................     5.000      04/01/24        3,304,174
    3,000   Lorain Cnty, OH Hosp Rev Fac Catholic
            Ser A (FSA Insd) (a)....................     5.000      02/01/24        3,073,650
    3,025   Lorain Cnty, OH Hosp Rev Fac Catholic
            Ser B (FSA Insd) (a)....................     5.000      02/01/24        3,099,264
    2,270   Montgomery Cnty, OH Hosp Rev Kettering
            Med Ctr Impt & Rfdg (MBIA Insd).........     6.250      04/01/20        2,633,064
    1,625   Montgomery Cnty, OH Rev Catholic Hlth
            Ser C-1 (FSA Insd) (a)..................     5.000      10/01/41        1,644,126
    8,000   Ohio St Air Quality Dev Auth Rev Dayton
            Pwr & Lt Co Proj (FGIC Insd) (AMT)
            (e).....................................     4.800      09/01/36        8,066,778
    1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd
            Proj Ser A (FSA Insd)...................     5.000      04/01/22        1,299,950
    1,000   Ohio St Higher Ed Fac Cmnty Rev Hosp
            Univ Hosp Hlth Sys Inc Ser A............     5.250      01/15/46          936,300
                                                                               --------------
                                                                                   38,326,783
                                                                               --------------

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            OKLAHOMA  0.9%
$   1,470   Chickasaw Nation, OK Hlth Sys (g).......     6.250%     12/01/32   $    1,467,148
    1,240   Kay Cnty, OK Home Fin Auth Rev Single
            Family Mtg Rfdg Ser A (AMBAC Insd)
            (h).....................................     7.000      11/01/11        1,407,958
    1,250   Oklahoma City, OK Pub Ppty Auth Hotel
            Tax Rev (FGIC Insd).....................     5.250      10/01/29        1,283,150
      745   Oklahoma Hsg Fin Agy Single Family Rev
            Mtg Class B (GNMA Collateralized)
            (AMT)...................................     7.997      08/01/18          802,253
                                                                               --------------
                                                                                    4,960,509
                                                                               --------------
            PENNSYLVANIA  3.2%
    1,750   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hlth Sys West PA Ser A..................     5.000      11/15/28        1,457,225
      385   Allegheny Cnty, PA San Auth Swr Rev
            (MBIA Insd).............................     5.500      12/01/30          401,559
      315   Crawford Cnty, PA Hosp Auth Sr Living
            Fac Rev Wesbury Utd Methodist Cmnty
            (b).....................................     5.875      08/15/10          317,246
      210   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A....     5.300      12/15/08          209,473
      320   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A
            (b).....................................     5.300      12/15/09          317,904
      240   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Proj Rfdg Ser A....     5.400      12/15/10          238,255
      400   Montgomery Cnty, PA Indl Dev Auth Rev
            Mtg Whitemarsh Continuing Care Proj.....     6.125      02/01/28          370,432
      875   Montgomery Cnty, PA Indl Dev Auth Rev
            Mtg Whitemarsh Continuing Care Proj.....     6.250      02/01/35          803,399
    1,000   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Reliant Energy Ser B (AMT)......     6.750      12/01/36        1,010,580
    1,550   Pennsylvania Hsg Fin Agy Ser 94-A
            (AMT)...................................     5.100      10/01/31        1,480,622
    7,250   Pennsylvania St Pub Sch Bldg Auth Lease
            Rev Sch Dist Philadelphia Proj Ser B
            (FSA Insd) (e)..........................     4.500      06/01/32        7,043,120
    1,000   Philadelphia, PA Auth Indl Dev PA Arpt
            Sys Proj Ser A (FGIC Insd) (AMT)........     5.125      07/01/19          991,290
    2,675   Pittsburgh, PA Ser A (AMBAC Insd).......     5.500      09/01/17        2,850,025
                                                                               --------------
                                                                                   17,491,130
                                                                               --------------
            SOUTH CAROLINA  6.0%
    6,925   Chalreston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (AGC Insd)
            (e).....................................     5.250      12/01/29        7,196,647
    4,305   Chalreston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (AGC Insd)
            (e).....................................     5.250      12/01/28        4,473,872
    1,000   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (e)............     5.250      12/01/25        1,023,818
    3,000   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (e)............     5.250      12/01/26        3,071,453
      475   Rock Hill, SC Util Sys Rev Comb Rfdg Ser
            C (FSA Insd)............................     5.125      01/01/13          496,612

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$   1,235   Rock Hill, SC Util Sys Rev Comb Rfdg Ser
            C (FSA Insd) (b)........................     5.250%     01/01/15   $    1,294,515
      900   South Carolina Jobs Econ Dev Auth Hlth
            Fac Rev First Mtg Wesley Commons Rfdg...     5.125      10/01/26          751,644
    1,000   South Carolina Jobs Econ Dev Auth Hlth
            Fac Rev First Mtg Wesley Commons Rfdg...     5.300      10/01/36          818,230
      550   South Carolina Jobs Econ Dev Auth
            Hlthcare Fac Rev First Mtg Lutheran
            Homes Rfdg..............................     5.500      05/01/28          466,345
      400   South Carolina Jobs Econ Dev Auth
            Hlthcare Fac Rev First Mtg Lutheran
            Homes Rfdg..............................     5.625      05/01/42          330,412
    1,960   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Alliance Rfdg Ser
            A.......................................     6.250      08/01/31        1,991,262
    7,925   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Rfdg Ser A (FSA
            Insd) Insd) (c) (d).....................     4.989      08/01/35        7,925,000
    2,500   South Carolina Jobs Econ Dev Auth Indl
            Rev Elec & Gas Co Proj Ser A (AMBAC
            Insd)...................................     5.200      11/01/27        2,551,200
      725   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A..........     6.000      11/15/27          677,969
                                                                               --------------
                                                                                   33,068,979
                                                                               --------------
            SOUTH DAKOTA  0.6%
    3,620   South Dakota Hsg Dev Auth Homeownership
            Mtg Ser E (AMT) (e).....................     4.625      05/01/36        3,154,396
                                                                               --------------

            TENNESSEE  2.5%
      400   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Impt & Rfdg Ser B
            (Prerefunded @ 7/01/12).................     8.000      07/01/33          486,020
      400   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp Impt & Rfdg Ser B (MBIA-IBC Insd)
            (Prerefunded @ 7/01/12).................     7.750      07/01/29          463,852
    4,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A
            (MBIA-IBC Insd) (Prerefunded @
            7/01/12)................................     7.500      07/01/25        4,649,360
    3,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Ser A.........     5.500      07/01/36        2,797,020
    1,500   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Trezevant Manor Proj Ser A..........     5.625      09/01/26        1,425,045
    2,000   Tennessee Energy Acquisition Corp Gas
            Rev Ser A...............................     5.250      09/01/21        1,971,020

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TENNESSEE (CONTINUED)
$   1,460   Tennessee Hsg Dev Agy Home Ownership Pgm
            2006 (AMT)..............................     5.150%     01/01/37   $    1,380,561
      365   Tennessee Hsg Dev Agy Home Ownership Pgm
            2-A (AMT)...............................     5.700      07/01/31          373,567
                                                                               --------------
                                                                                   13,546,445
                                                                               --------------
            TEXAS  16.5%
    1,250   Austin, TX Convention Enterprises Inc
            Convention Ctr Second Tier Rfdg Ser B...     5.750      01/01/24        1,148,800
    1,000   Brazos Cnty, TX Hlth Fac Dev Oblig
            Grp.....................................     5.375      01/01/32          978,300
    1,100   Coastal Bend Hlth Fac Dev TX Ser C
            (AMBAC Insd) (h) (j)....................     7.448      11/15/13        1,408,363
      790   Dallas Cnty, TX Flood Ctl Dist Rfdg.....     6.750      04/01/16          810,816
    1,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt
            Impt & Rfdg Ser A (FGIC Insd) (AMT).....     5.500      11/01/31          985,730
      700   Dallas-Fort Worth, TX Intl Arpt Rev Ser
            C (MBIA Insd) (AMT).....................     5.750      11/01/18          707,168
    1,325   Dallas-Fort Worth, TX Intl Arpt Rev Ser
            C (MBIA Insd) (AMT).....................     6.000      11/01/23        1,339,363
    5,250   El Paso Cnty, TX Hosp Dist Ser A (AGL
            Insd) (a)...............................     5.000      08/15/37        5,274,780
    2,450   Fort Bend, TX Indpt Sch Dist Rfdg & Sch
            Bldg (a)................................     5.000      08/15/27        2,545,771
      730   Fort Worth, TX Wtr & Swr Rev Impt &
            Rfdg....................................     5.750      02/15/16          775,552
      770   Fort Worth, TX Wtr & Swr Rev Impt & Rfdg
            (Prerefunded @ 8/15/10).................     5.750      02/15/16          826,456
    5,500   Harris Cnty, TX Hlth Fac Dev Corp Hosp
            Rev ARS Baylor College Med Ser A-1
            (AMBAC Insd) (c) (d)....................     5.680      11/15/47        5,500,000
    4,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp
            Rev ARS Baylor College Med Ser A-3
            (AMBAC Insd) (c) (d)....................     5.170      11/15/47        4,000,000
    2,500   Harris Cnty-Houston, TX Sports Auth Spl
            Rev Jr Lien Rfdg Ser B (MBIA Insd)......     5.250      11/15/40        2,511,800
    1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A
            (FSA Insd) (AMT)........................     5.625      07/01/30        1,008,130
      130   Houston, TX Pub Impt & Rfdg (FSA
            Insd)...................................     5.750      03/01/15          138,404
    8,000   Houston, TX Util Sys Rev First Lien Rfdg
            Ser A (FSA Insd)........................     5.250      05/15/21        8,534,960
    8,475   Houston, TX Util Sys Rev Comb First Lien
            Rfdg Ser A (FSA Insd)...................     5.000      11/15/36        8,681,620
    3,320   Judson, TX Indpt Sch Dist Sch Bldg (AGL
            Insd)...................................     5.000      02/01/37        3,373,884
    1,100   Lufkin, TX Hlth Fac Dev Corp Hlth Sys
            Rev Mem Hlth Sys East TX................     5.500      02/15/32        1,017,599

 28                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,250   Lufkin, TX Hlth Fac Dev Corp Hlth Sys
            Rev Mem Hlth Sys East TX................     5.500%     02/15/37   $    1,140,850
    1,250   Matagorda Cnty, TX Navig Dist No 1 Rev
            Coll Centerpoint Energy Proj Rfdg.......     5.600      03/01/27        1,175,275
    1,000   Mesquite, TX Hlth Fac Dev Corp
            Retirement Fac Christian Care Ctr Ser A
            (Prerefunded @ 2/15/10).................     7.625      02/15/28        1,097,830
    1,800   Metropolitan Hlth Fac Dev Corp TX Wilson
            N Jones Mem Hosp Proj...................     7.250      01/01/31        1,821,546
    1,000   North Central, TX Hlth Fac Dev Corp Rev
            Hosp Baylor Hlthcare Sys Proj Ser A.....     5.125      05/15/29        1,002,900
    4,000   North Central, TX Hlth Fac Dev Hosp
            Childrens Med Ctr Dallas (AMBAC Insd)...     5.250      08/15/32        4,051,240
    1,250   North TX Twy Auth Rev Sys First Tier
            Rfdg Ser A..............................     5.625      01/01/33        1,275,588
    1,000   North TX Twy Auth Rev Sys First Tier
            Rfdg Ser B..............................     5.625      01/01/28        1,034,200
    1,000   North TX Twy Auth Rev Sys First Tier
            Rfdg Ser B..............................     6.000      01/01/26        1,074,270
    1,250   North TX Twy Auth Rev Sys First Tier
            Rfdg Ser B..............................     6.000      01/01/27        1,334,938
    3,267   Region One Ed Svc Ctr Sub Tech Fac Proj
            (Acquired 12/30/97, Cost $3,458,636)
            (f).....................................     6.590      12/15/17        3,552,814
    1,000   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Buckingham Sr Living
            Cmnty Inc...............................     5.625      11/15/27          877,860
    2,700   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Buckingham Sr Living
            Cmnty Inc...............................     5.750      11/15/37        2,346,948
    5,500   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Buckner Retirement
            Svc Inc Proj............................     5.250      11/15/37        4,925,250
      450   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac CC Young Mem Hom
            Proj....................................     5.750      02/15/25          407,871
    2,675   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Cook Childrens Med Ctr Rfdg Ser B
            (FSA Insd)..............................     5.000      12/01/30        2,705,361
       80   Texas Muni Pwr Agy Rev (MBIA Insd)
            (h).....................................       *        09/01/15           60,709
      395   Texas St Pub Ppty Fin Corp Rev Mental
            Hlth & Retardation Rfdg (FSA Insd)......     5.500      09/01/13          398,654
    5,750   Texas St Trans Commn Mobility Fd (e)....     5.000      04/01/28        5,992,266
    3,500   Tyler, TX Hlth Fac Dev Corp Hosp Rev &
            Impt East TX Med Ctr Rfdg Ser A.........     5.375      11/01/37        3,076,990
                                                                               --------------
                                                                                   90,920,856
                                                                               --------------

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            UTAH  0.1%
$     800   Utah St Charter Sch Fin Auth Charter Sch
            Rev Summit Academy Ser A................     5.800%     06/15/38   $      741,888
                                                                               --------------

            VERMONT  0.1%
    1,000   Vermont Econ Dev Auth Mtg Rev Wake Robin
            Corp Proj Ser A.........................     5.375      05/01/36          829,660
                                                                               --------------

            VIRGINIA  3.7%
    1,320   Fairfax Cnty, VA Ctf Partn..............     5.300      04/15/23        1,364,180
      750   Peninsula Town Ctr Cmnty Dev Auth VA Spl
            Oblig...................................     6.350      09/01/28          701,685
    1,340   Richmond, VA (FSA Insd).................     5.500      01/15/10        1,411,958
    2,590   Tobacco Settlement Fin Corp VA..........     5.500      06/01/26        2,843,639
    2,750   Tobacco Settlement Fin Corp VA
            (Prerefunded @ 6/01/15).................     5.625      06/01/37        3,078,515
    4,475   Virginia St Hsg Auth Dev Auth Comwlth
            Mtg Ser B (AMT) (e).....................     4.850      01/01/36        4,120,149
    5,840   Virginia St Hsg Auth Dev Auth Rental Hsg
            Ser D (AMT) (e).........................     4.650      01/01/39        5,084,742
    2,000   White Oak Vlg Shops VA Cmnty Dev Auth
            Spl Assmt Rev...........................     5.300      03/01/17        1,933,460
                                                                               --------------
                                                                                   20,538,328
                                                                               --------------
            WASHINGTON  3.4%
    5,000   Bellevue, WA Convention Ctr Auth Spl
            Oblig Rev Rfdg (MBIA Insd)..............       *        02/01/24        2,289,650
    5,000   Cowlitz Cnty, WA Spl Swr Rev CSOB
            Wastewtr Treatment Rfdg (FGIC Insd).....     5.500      11/01/19        5,438,600
    3,000   Energy Northwest WA Elec Rev Proj No 3
            Rfdg Ser A (FSA Insd)...................     5.500      07/01/18        3,191,730
    1,350   Kalispel Tribe Indians Priority Dist WA
            Rev.....................................     6.625      01/01/28        1,292,031
    2,000   Port Seattle, WA Rev Ser B (MBIA Insd)
            (AMT)...................................     5.625      02/01/24        2,015,980
    1,500   Skagit Cnty, WA Pub Hosp Dist No 001 Rev
            Skagit Vly Hosp.........................     5.750      12/01/28        1,489,185
    1,345   Tacoma, WA Elec Sys Rev Rfdg Ser A (FSA
            Insd)...................................     5.750      01/01/15        1,450,125
    1,000   Washington St Hlthcare Fac Auth Rev ARS
            Multicare Hlth Sys Ser B (FSA Insd) (c)
            (d).....................................     4.750      08/15/41        1,000,000
    1,000   Washington St Hsg Fin Cmnty Single
            Family Prog Ser 2-A (GNMA
            Collateralized) (AMT)...................     4.700      12/01/38          854,680
                                                                               --------------
                                                                                   19,021,981
                                                                               --------------
            WEST VIRGINIA  0.6%
    3,500   Harrison Cnty, WV Cmnty Solid Waste Disp
            Rev Allegheny Energy Rfdg Ser D (AMT)...     5.500      10/15/37        3,275,335
                                                                               --------------

 30                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            WISCONSIN  3.4%
$   5,230   Wisconsin Hsg & Econ Dev Auth Home
            Ownership Rev Ser A (AMT) (e)...........     4.750%     09/01/33   $    4,715,720
    5,935   Wisconsin Hsg & Econ Dev Auth Home
            Ownership Rev Ser A (AMT) (e)...........     4.800      03/01/38        5,306,651
    5,000   Wisconsin St Hlth & Ed Fac Auth Mercy
            Hlth Sys Corp (AMBAC Insd)..............     5.500      08/15/25        5,047,450
      400   Wisconsin St Hlth & Ed Fac Auth Rev
            Beaver Dam Cmnty Hosp Inc Ser A.........     6.000      08/15/19          387,384
    3,100   Wisconsin St Hlth & Ed Fac Auth Rev
            Ministry Hlth (FSA Insd)................     5.000      08/01/34        3,072,906
      200   Wisconsin St Hlth & Ed Fac Auth Rev
            Newcastle Place Inc Ser A...............     6.000      12/01/27          185,968
                                                                               --------------
                                                                                   18,716,079
                                                                               --------------
            WYOMING  0.2%
    1,000   Sweetwater Cnty, WY Solid Waste Disp Rev
            FMC Corp Proj Rfdg (AMT)................     5.600      12/01/35          921,740
                                                                               --------------

            GUAM  1.1%
    6,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)....     5.250      10/01/34        5,999,700
                                                                               --------------

            PUERTO RICO  0.0%
       65   Puerto Rico Pub Bldg Auth Rev Govt Fac
            Ser I (Comwlth Gtd) (Prerefunded @
            7/01/14)................................     5.250      07/01/33           71,165
                                                                               --------------

TOTAL LONG-TERM INVESTMENTS  188.6%
  (Cost $1,054,365,507).....................................................    1,041,492,934
                                                                               --------------

SHORT-TERM INVESTMENTS  2.8%
  (Cost $15,755,000)........................................................       15,755,000
                                                                               --------------

TOTAL INVESTMENTS  191.4%
  (Cost $1,070,120,507).....................................................    1,057,247,934

See Notes to Financial Statements                                             31

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                                            VALUE
---------------------------------------------------------------------------------------------
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  $(28.7%)
  (Cost ($158,638,000))
$(158,638)  Notes with interest rates ranging from 2.41% to 5.00% at April
            30, 2008 and contractual maturities of collateral ranging from
            2023 to 2047. (See Note 1). (k).................................   $ (158,638,000)
                                                                               --------------

TOTAL NET INVESTMENTS  162.7%
  (Cost $911,482,507).......................................................      898,609,934
LIABILITIES IN EXCESS OF OTHER ASSETS  (3.8%)...............................      (21,196,255)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.9%).................     (325,300,633)
                                                                               --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $  552,113,046
                                                                               ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) The Trust owns 100% of the outstanding bond issuance.

(c) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d) Variable Rate Coupon

(e) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.5% of net assets applicable to common shares.

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Escrowed to Maturity

(i) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(j) Inverse Floating Rate

 32                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

(k) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2008.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Comwlth--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             33

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,070,120,507).....................  $1,057,247,934
Cash........................................................          56,832
Receivables:
  Investments Sold..........................................      26,027,898
  Interest..................................................      14,214,142
Other.......................................................           1,848
                                                              --------------
    Total Assets............................................   1,097,548,654
                                                              --------------
LIABILITIES:
Payables:
Floating Rate Note Obligations..............................     158,638,000
  Investments Purchased.....................................      60,081,701
  Investment Advisory Fee...................................         322,755
  Other Affiliates..........................................          34,503
Trustees' Deferred Compensation and Retirement Plans........         798,759
Accrued Expenses............................................         259,257
                                                              --------------
    Total Liabilities.......................................     220,134,975
Preferred Shares (including accrued distributions)..........     325,300,633
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  552,113,046
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($552,113,046 divided by
  38,893,373 shares outstanding)............................  $        14.20
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 38,893,373 shares issued and
  outstanding)..............................................  $      388,934
Paid in Surplus.............................................     581,677,781
Net Unrealized Depreciation.................................     (12,872,573)
Accumulated Undistributed Net Investment Income.............       3,310,968
Accumulated Net Realized Loss...............................     (20,392,064)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  552,113,046
                                                              ==============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 13,000 issued with liquidation preference of
  $25,000 per share)........................................  $  325,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $  877,113,046
                                                              ==============

 34                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 28,902,837

EXPENSES:
Interest and Residual Trust Expenses........................     3,260,007
Investment Advisory Fee.....................................     2,449,498
Preferred Share Maintenance.................................       442,455
Accounting and Administrative Expenses......................        87,935
Professional Fees...........................................        71,628
Reports to Shareholders.....................................        38,695
Custody.....................................................        28,012
Transfer Agent Fees.........................................        27,268
Registration Fees...........................................        15,470
Trustees' Fees and Related Expenses.........................         9,444
Depreciation in Trustees' Deferred Compensation Accounts....       (82,338)
Other.......................................................        15,065
                                                              ------------
    Total Expenses..........................................     6,363,139
    Investment Advisory Fee Reduction.......................       445,364
                                                              ------------
  Net Expenses..............................................     5,917,775
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 22,985,062
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (5,083,855)
  Futures...................................................    (5,413,406)
                                                              ------------
Net Realized Loss...........................................   (10,497,261)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    23,500,900
  End of the Period.........................................   (12,872,573)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (36,373,473)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(46,870,734)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (5,777,575)
                                                              ============

NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(29,663,247)
                                                              ============

See Notes to Financial Statements                                             35

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 22,985,062        $ 42,794,629
Net Realized Loss.......................................     (10,497,261)         (6,930,440)
Net Unrealized Depreciation During the Period...........     (36,373,473)        (31,557,316)

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (5,777,575)        (12,038,524)
                                                            ------------        ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................     (29,663,247)         (7,731,651)
Distributions to Common Shareholders: Net Investment
  Income................................................     (15,595,787)        (31,044,926)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (45,259,034)        (38,776,577)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestments.........................................         567,985             110,015
Repurchase of Shares....................................      (2,914,739)         (4,676,346)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM CAPITAL TRANSACTIONS.............................      (2,346,754)         (4,566,331)
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................     (47,605,788)        (43,342,908)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     599,718,834         643,061,742
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,310,968 and $1,699,268,
  respectively).........................................    $552,113,046        $599,718,834
                                                            ============        ============

 36                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ (29,663,247)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (400,459,435)
  Proceeds from Sales of Investments........................    450,032,366
  Net Purchases of Short-Term Investments...................     (5,925,000)
  Amortization of Premium...................................        687,061
  Accretion of Discount.....................................       (848,703)
  Net Realized Loss on Investments..........................      5,083,855
  Net Change in Unrealized Depreciation on Investments......     36,679,993
  Decrease in Variation Margin on Futures...................        832,000
  Increase in Interest Receivables and Other Assets.........       (325,206)
  Increase in Receivable for Investments Sold...............    (25,947,898)
  Decrease in Accrued Expenses and Other Payables...........        (95,142)
  Increase in Investments Purchased Payable.................     47,332,930
                                                              -------------
    Total Adjustments.......................................    107,046,821
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................     77,383,574
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Repurchased Shares........................................     (3,344,398)
  Dividends Paid (net of reinvested dividends of
    $567,985)...............................................    (14,977,518)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................    (59,420,000)
                                                              -------------
NET CASH USED FOR FINANCING ACTIVITIES......................    (77,741,916)
                                                              -------------
Net Increase in Cash........................................       (358,342)
Cash at the Beginning of the Period.........................        415,174
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $      56,832
                                                              =============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash Paid During the Year for Interest....................  $   3,260,007
                                                              =============

See Notes to Financial Statements                                             37

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS
                                                   ENDED                  YEAR ENDED OCTOBER 31,
                                                 APRIL 30,    -----------------------------------------------
                                                    2008       2007      2006      2005      2004      2003
                                                 ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $ 15.35     $ 16.33   $ 16.15   $ 16.60   $ 16.25   $ 16.12
                                                  -------     -------   -------   -------   -------   -------
 Net Investment Income..........................     0.59(a)     1.09(a)    1.02(a)    1.02    1.03      1.02
 Net Realized and Unrealized Gain/Loss..........   (1.19)       (0.97)     0.48     (0.41)     0.37      0.13
 Common Share Equivalent of Distributions Paid
   to Preferred Shareholders:
   Net Investment Income........................   (0.15)       (0.31)    (0.24)    (0.18)    (0.09)    (0.08)
   Net Realized Gain............................      -0-         -0-     (0.05)      -0-       -0-(f)     -0-
                                                  -------     -------   -------   -------   -------   -------
Total from Investment Operations................   (0.75)       (0.19)     1.21      0.43      1.31      1.07
Distributions Paid to Common Shareholders:
   Net Investment Income........................   (0.40)       (0.79)    (0.79)    (0.88)    (0.94)    (0.94)
   Net Realized Gain............................      -0-         -0-     (0.24)      -0-     (0.02)      -0-
                                                  -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD..............  $ 14.20     $ 15.35   $ 16.33   $ 16.15   $ 16.60   $ 16.25
                                                  =======     =======   =======   =======   =======   =======

Common Share Market Price at End of the
 Period.........................................  $ 14.78     $ 13.85   $ 14.86   $ 14.02   $ 14.90   $ 14.57
Total Return* (b)...............................    9.75%**    -1.88%    13.84%     0.01%     9.15%     8.60%
Net Assets Applicable to Common Shares at End of
 the Period (In millions).......................  $ 552.1     $ 599.7   $ 643.1   $ 635.9   $ 603.6   $ 590.9
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)...............    2.09%       2.14%     1.23%     1.06%     1.19%     1.23%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c)........    8.10%       6.84%     6.40%     6.21%     6.24%     6.28%
Portfolio Turnover..............................      37%**       25%       28%       33%       19%       24%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c).............    2.24%       2.28%       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)......    7.95%       6.70%       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Common Shares (c)................    0.93%       0.95%     1.11%     1.06%     1.19%     1.23%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 including Preferred Shares (c).................    0.60%       0.63%     0.73%     0.71%     0.79%     0.81%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d).........    6.06%       4.92%     4.91%     5.12%     5.70%     5.77%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..............   13,000      13,000    13,000    13,000    12,000    12,000
Asset Coverage Per Preferred Share (e)..........  $67,493     $71,143   $74,490   $73,933   $75,312   $74,245
Involuntary Liquidating Preference Per Preferred
 Share..........................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share........  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

N/A=Not applicable

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

 38                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $46,050,729 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains.

    At October 31, 2007, the Trust had an accumulated capital loss carry forward for tax purposes of $11,515,569, which will expire according to the following schedule.

  AMOUNT                                                                    EXPIRATION
$  468,317 ............................................................  October 31, 2008
$  929,222 ............................................................  October 31, 2009
$2,903,782 ............................................................  October 31, 2011
$  593,665 ............................................................  October 31, 2014
$6,620,583 ............................................................  October 31, 2015

    A portion of the capital loss carry forward above was acquired due to a merger with another regulated investment company and is subject to annual limitations.

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $905,191,964
                                                              ============
Gross tax unrealized appreciation...........................  $ 23,278,531
Gross tax unrealized depreciation...........................   (29,860,561)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (6,582,030)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    14,942
  Tax exempt income.........................................   43,237,394
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $43,252,336
                                                              ===========

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $    2,390
Undistributed tax-exempt income.............................   2,339,650
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $212,651,296 are held by the dealer trusts and serve as collateral for the $158,638,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the fiscal six months ended April 30, 2008 were $200,975,143 and 3.262%, respectively.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the six months ended

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

April 30, 2008, the Adviser waived $445,364 of its advisory fees. The waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $27,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $48,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and the year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     39,063,367          39,379,538
Shares Issued Through Dividend Reinvestment.............         39,941               7,320
Shares Repurchased*.....................................       (209,935)           (323,491)
                                                             ----------          ----------
Ending Shares...........................................     38,893,373          39,063,367
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 209,935 and 323,491, respectively of its shares at an average discount of 8.51% and 6.32%, respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $400,459,435 and 450,032,366 respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2007.............................      832
Futures Opened..............................................      870
Futures Closed..............................................   (1,702)
                                                               ------
Outstanding at April 30, 2008...............................      -0-
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 13,000 APS. Series A, Series B, Series C and Series D each contain 3,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A and Series C, while Series B, Series D and Series E are generally reset every 28 days through an auction process. Beginning on February 12, 2008 and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

April 30, 2008 was 2.815%. During the six months ended April 30, 2008, the rates ranged from 2.646% to 4.800%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008 the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

SERIES                                                            DATE
A...........................................................   July 3, 2008
B...........................................................   July 7, 2008
C...........................................................   July 1, 2008
D...........................................................   July 1, 2008
E...........................................................  June 30, 2008

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VKQSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03259P-Y04/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008